Loans - Other (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Loans and Leases Receivable, Other Information [Abstract]
Number of types of loans | item	3	3
Net deferred loan origination fees and unamortized premium and discount	$ 10,000	$ 10,300	$ 7,100
Non-accretable discount on acquired credit impaired loans	905	1,400	375
Accrued interest receivable on loans	5,000	4,500	3,500
Loans classified as held-for-sale	$ 939	$ 573
Number of loans impaired | item	0	0
Consumer and other [Member]
Loans and Leases Receivable, Other Information [Abstract]
Deposit Liabilities Reclassified as Loans Receivable	$ 55	$ 51	$ 21
Reserved Based Energy Loans [Member]
Loans and Leases Receivable, Other Information [Abstract]
Percentage of total funded loans	7.60%	8.70%	9.60%
Energy Related Service Industry Loans [Member]
Loans and Leases Receivable, Other Information [Abstract]
Percentage of total funded loans	4.80%	5.20%	8.70%